Subsequent Events (Details Narrative) - USD ($)			12 Months Ended	35 Months Ended
	Jun. 24, 2025	Oct. 16, 2023	Dec. 31, 2023	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued				228,000,001
Investor [Member]
Subsequent Event [Line Items]
Number of shares issued			87,776
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of private placement	$ 20
Subscription Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued		20,000
Sale of stock price per share		$ 0.001